Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Parenthetical) (Details) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2013 Installment	Sep. 30, 2014 Installment	Jul. 26, 2013
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member]
Debt Instrument [Line Items]
Due original amount	$ 200,000
Percentage of interest on notes payables	10.00%		10.00%
Number of installments	11
Monitoring and management fees	20,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member]
Debt Instrument [Line Items]
Due original amount		500,000
Percentage of interest on notes payables		10.00%
Number of installments		12
Commitment fee		39,000
Prepaid interest		1,096
Loan balance		110,680
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | June 2014 [Member]
Debt Instrument [Line Items]
Monthly installments of principle amount		50,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | July 2014 to September 2014 [Member]
Debt Instrument [Line Items]
Monthly installments of principle amount		40,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | October 2014 to January 2015 [Member]
Debt Instrument [Line Items]
Monthly installments of principle amount		35,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | February 2015 to April 2015 [Member]
Debt Instrument [Line Items]
Monthly installments of principle amount		40,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | April 22, 2015 [Member]
Debt Instrument [Line Items]
Monthly installments of principle amount		$ 70,000